Contents of Significant Accounts - Expected Future Benefit Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 TWD ($)
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 5,733,803
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	373,879
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	373,406
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	397,426
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	432,167
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	435,179
Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 3,721,746